SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

NOTE 20. SEGMENT, PRODUCT, GEOGRAPHIC AND OTHER INFORMATION

We only have one segment. Certain corporate activities are not allocated to the segment and therefore are reflected as adjustments in the reconciliation.

Financial information for the operating segment was as follows for the years ended December 31, 2016, 2017, and 2018:

(in US$ thousands)	Digital entertainment
2016:
Net revenue from external customers	$8,971
Loss from operations	$(3,924)
Share-based compensation	$3
Impairment loss on property, plant and equipment	$288
Impairment loss on intangible assets	$53
Impairment loss on prepaid licensing and royalty fees	$1,386
Interest income	$2
Interest expense	$—
Gain on disposal of marketable securities - net	$—
Foreign exchange gain (loss)	$(174)
Net gain (loss) on equity investments	$(1,731)
Impairment loss on marketable securities and investments	$—
Depreciation	$142
Amortization, including intangible assets	$93
Income tax expense (benefits)	$—

(in US$ thousands)	Digital entertainment
2017:
Net revenue from external customers	$11,596
Income from operations	$1,747
Share-based compensation	$1
Impairment loss on property, plant and equipment	$—
Impairment loss on intangible assets	$—
Impairment loss on prepaid licensing and royalty fees	$—
Interest income	$1
Interest expense	$1
Gain on disposal of marketable securities - net	$2
Foreign exchange gain (loss)	$(148)
Net gain (loss) on equity investments	$(24)
Impairment loss on marketable securities and investments	$52
Depreciation	$43
Amortization, including intangible assets	$12
Income tax expense (benefits)	$—

(in US$ thousands)	Digital entertainment
2018:
Net revenue from external customers	$7,101
Loss from operations	$(2,727)
Share-based compensation	$—
Impairment loss on property, plant and equipment	$—
Impairment loss on intangible assets	$—
Impairment loss on prepaid licensing and royalty fees	$244
Interest income	$51
Interest expense	$—
Gain on disposal of marketable securities - net	$—
Foreign exchange gain (loss)	$158
Net gain (loss) on equity investments	$—
Impairment loss on marketable securities and investments	$—
Depreciation	$100
Amortization, including intangible assets	$36
Income tax expense (benefits)	$—

The reconciliations of segment information to GigaMedia’s consolidated totals are as follows:

(in US$ thousands)	2016	2017	2018
Loss from operations:
Total segments	$(3,924)	$1,747	$(2,727)
Adjustment*	(3,208)	(2,237)	(2,096)
Total GigaMedia consolidated	$(7,132)	$(490)	$(4,823)
Share-based compensation
Total segments	$3	$1	$—
Adjustment**	6	(8)	3
Total GigaMedia consolidated	$9	$(7)	$3
Impairment loss on property, plant and equipment:
Total segments	$288	$—	$—
Adjustment**	183	—	—
Total GigaMedia consolidated	$471	$—	$—
Impairment loss on intangible assets:
Total segments	$53	$—	$—
Adjustment**	4	—	—
Total GigaMedia consolidated	$57	$—	$—
Impairment loss on prepaid licensing and royalty fees:
Total segments	$1,386	$—	$244
Adjustment**	—	—	—
Total GigaMedia consolidated	$1,386	$—	$244
Interest income:
Total segments	$2	$1	$51
Adjustment**	300	601	1,251
Total GigaMedia consolidated	$302	$602	$1,302
Interest expense:
Total segments	$—	$1	$—
Adjustment**	81	33	—
Total GigaMedia consolidated	$81	$34	$—
Gain on disposal of marketable securities - net:
Total segments	$—	$2	$—
Adjustments**	—	—	—
Total GigaMedia consolidated	$—	$2	$—
Foreign exchange gain (loss):
Total segments	$(174)	$(148)	$158
Adjustments**	(127)	(403)	109
Total GigaMedia consolidated	$(301)	$(551)	$267

(in US$ thousands)	2016	2017	2018
Net gain (loss) on equity investments:
Total segments	$(1,731)	$(24)	$—
Adjustment**	—	—	—
Total GigaMedia consolidated	$(1,731)	$(24)	$—
Impairment loss on marketable securities and investments:
Total segments	$—	$52	$—
Adjustment**	—	—	—
Total GigaMedia consolidated	$—	$52	$—
Depreciation:
Total segments	$142	$43	$100
Adjustments**	20	—	—
Total GigaMedia consolidated	$162	$43	$100
Amortization:
Total segments	$93	$12	$36
Adjustments**	18	—	—
Total GigaMedia consolidated	$111	$12	$36
Income tax expense (benefit):
Total segments	$—	$—	$—
Adjustments**	(1,149)	(1,671)	—
Total GigaMedia consolidated	$(1,149)	$(1,671)	$—

*

Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment. For the years ended December 31, 2016, 2017 and 2018, the compensation related items were approximately $1.6 million, $1.3 million and $1.2 million, respectively; professional fees were approximately $612 thousand, $365 thousand and $310 thousand, respectively.

**	Adjustment items include corporate and certain back-office costs and expenses not attributable to any specific segment.

Major Product Lines

Revenues from the Company’s major product lines are summarized as follow:

(in US$ thousands)	2016	2017	2018
MahJong and casino casual games	$2,459	$2,364	$1,816
PC massively multiplayer online games	1,560	1,400	1,272
Mobile role playing games	4,674	7,776	3,998
Other games and game related revenues	278	56	15
	$8,971	$11,596	$7,101

Major Customers

No single customer represented 10% or more of GigaMedia’s consolidated total net revenues in any period presented.

Geographic Information

Revenues by geographic area are attributed by country of the operating entity location. Revenue from by geographic region is as follows:

(in US$ thousands)
Geographic region / country	2016	2017	2018
Taiwan	$2,664	$2,349	$2,958
Hong Kong	6,307	9,247	4,143
	$8,971	$11,596	$7,101

Net tangible long-lived assets by geographic region are as follows:

(in US$ thousands)	December 31
Geographic region / country	2016	2017	2018
Taiwan	$7	$62	$94
Hong Kong	—	96	27
	$7	$158	$121